Share-based payments - Equity share option 2019 (ESOP 2019) to Flemming Ornskov (Details)		12 Months Ended
	Dec. 18, 2020 EquityInstruments € / shares	Dec. 31, 2022 Options € / shares	Dec. 31, 2021 Options shares
Equity share option 2019 (Equity settled)
Number
Outstanding at January 1		300,000	300,000
Exercised during the year		(300,000)
Outstanding as of December 31			300,000
Vested as of December 31 | shares			200,000
Exercisable as of December 31			200,000
WAEP
Exercised during the year | € / shares		€ 1.0
2019 Plan
Share-based payments
Exercise price | € / shares	€ 0
2019 Plan | RSUs
Share-based payments
RSUs granted	300,000		167,326
Contractual life	10 years
2019 Plan | Vest immediately | RSUs
Share-based payments
Vesting percentage	33.00%
2019 Plan | Vest in two equal annual instalments | RSUs
Share-based payments
Vesting percentage	67.00%